OTHER INCOME (EXPENSES), NET (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
OTHER INCOME (EXPENSES), NET [Abstract]
Exchange income (loss), net	$ (644)	(3,996)	30,822	5,255
Forward foreign currency contract gain (loss)	(1,238)	(7,680)	8,565
Other non-operating income	1,915	11,880	8,558	13,611
Other non-operating expenses	(2,774)	(17,210)	(20,023)	(4,510)
Other (expenses) income, net	$ (2,741)	(17,006)	27,922	14,356